Note 13 - Leases 1 (Details Textual) - Pieris Pharmaceuticals, Inc. [Member] $ in Thousands, € in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Feb. 29, 2020 ft²	Aug. 31, 2015 ft²
Operating Lease, Payments | $	$ 0	$ 500	$ 0	$ 1,600	$ 2,200	$ 2,400
Sublease Office Space [Member] | Boston Massachusetts [Member]
Area of Real Estate Property (Square Foot) | ft²									3,950
Office and Laboratory Space [Member] | Hallbergmoos Germany [Member]
Area of Real Estate Property (Square Foot) | ft²								105,000
Lessee, Operating Lease, Term of Contract (Year)								12 years 6 months
Termination Fee | €							€ 9.7
Tenant Improvements | $					$ 11,500